Share Capital (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Aug. 04, 2010
SHARE CAPITAL [Abstract]
Authorized share capital, shares	50,000,000	50,000,000	50,000,000
Common Stock Par value	$ 1	$ 1	$ 0.01
Common stock, shares issued	20,000	20,000